Earnings per share (EPS)	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Earnings per share (EPS)	8. Earnings per share (EPS)

EPS is the amount of profit after tax attributable to each ordinary share. Basic EPS is calculated as profit after tax for the year attributable to equity shareholders divided by the weighted average number of shares in issue during the year. Diluted EPS shows what the impact would be if all outstanding share options were exercised and treated as ordinary shares at year end. The weighted average number of shares is increased by additional shares issued as scrip dividends and reduced by shares repurchased by the Company during the year. The earnings per share calculations are based on profit after tax attributable to equity shareholders of the Company which excludes non-controlling interests.

(a) Basic EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2026	2026	2025	2025	2024	2024
	£m	pence	£m	pence	£m	pence
Earnings from continuing operations	3,241	65.5	2,826	60.0	2,216	55.5
Earnings from discontinued operations	—	—	76	1.6	74	1.9
Total earnings	3,241	65.5	2,902	61.6	2,290	57.4

		2026		2025		2024
		millions		millions		millions
Weighted average number of ordinary shares – basic		4,946		4,707		3,991
(b) Diluted EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2026	2026	2025	2025	2024	2024
	£m	pence	£m	pence	£m	pence
Earnings from continuing operations	3,241	65.2	2,826	59.8	2,216	55.3
Earnings from discontinued operations	—	—	76	1.6	74	1.8
Total earnings	3,241	65.2	2,902	61.4	2,290	57.1

		2026		2025		2024
		millions		millions		millions
Weighted average number of ordinary shares – diluted		4,971		4,729		4,008
(c) Reconciliation of basic to diluted average number of shares

	2026	2025	2024
	millions	millions	millions
Weighted average number of ordinary shares – basic	4,946	4,707	3,991
Effect of dilutive potential ordinary shares – employee share plans	25	22	17
Weighted average number of ordinary shares – diluted	4,971	4,729	4,008